Changes in accounting policies	12 Months Ended
Mar. 30, 2025
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Changes in accounting policies	Changes in accounting policies
Standards issued and adopted
In January 2020, the IASB issued an amendment to IAS 1, Presentation of Financial Statements to clarify its requirements for the presentation of liabilities in the statement of financial position. The limited scope amendment affected only the presentation of liabilities in the statement of financial position and not the amount or timing of its recognition. The amendment clarified that the classification of liabilities as current or non-current is based on rights that are in existence at the end of the reporting period and specified that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability. It also introduced a definition of ‘settlement’ to make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services. On October 31, 2022, the IASB issued Non-Current Liabilities with Covenants (Amendments to IAS 1). These amendments specify that covenants to be complied with after the reporting date do not affect the classification of debt as current or non-current at the reporting date. These amendments are effective for annual reporting periods beginning on or after January 1, 2024.
The adoption of the amendments was recognized as a change in accounting policy in accordance with IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors ("IAS 8"). The Company amended the existing accounting policies related to its presentation of liabilities in the statement of financial position as at April 1, 2024. The Company assessed the impact of the amendments and identified $23.0m of liabilities at the date of adoption, recognized as non-current liabilities on the provisions line related to warranty that can no longer be classified as such in accordance with the amendments. As a result, this balance was reclassified to current liabilities on the provisions line in the statement of financial position.
In accordance with IAS 8, retrospective application is required for accounting policy changes and comparative financial information was restated in the statement of financial position. As a result, $23.0m was reclassified from non-current provisions to current provisions for fiscal 2024.
Standards issued and not yet adopted
Certain new standards, amendments, and interpretations to existing IFRS standards have been published but are not yet effective and have not been adopted early by the Company. Management anticipates that pronouncements will be adopted in the Company’s accounting policy for the first period beginning after the effective date of the pronouncement. Information on new standards, amendments, and interpretations is provided below.
In May 2024, the IASB issued amendments to IFRS 9, Financial Instruments and IFRS 7, Financial Instruments: Disclosure to clarify the timing of recognition and derecognition of financial assets and liabilities, the settlement of financial liabilities using an electronic payment system, and the assessment of contractual cash flow characteristics, classification and disclosure of financial assets with environmental, social, and governance linked or other contingent features. The IASB also amended the disclosure requirements for investments in equity instruments designated as fair value through other comprehensive income and added disclosure requirements for financial instruments with contingent features. These amendments are effective for annual reporting periods beginning on or after January 1, 2026. The Company is currently evaluating the impact of these amendments on the consolidated financial statements.
In April 2024, the IASB issued IFRS 18, Presentation and Disclosure in Financial Statements to improve reporting of financial performance. IFRS 18 replaces IAS 1, Presentation of Financial Statements. Many requirements from IAS 1 remain unchanged into IFRS 18. The standard sets out requirements on presentation and disclosures in financial statements. It introduces a defined structure for the statement of income composed of required categories and subtotals. The standard also introduces specific disclosure requirements for management-defined performance measures and a reconciliation between these measures and the most similar subtotal specified in IFRS, which must be disclosed in a single note. IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027. Earlier application is permitted. The Company is currently evaluating the impact of the adoption of IFRS 18 on the consolidated financial statements.